Contract costs (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer1 [Abstract]
Contract costs
The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Opening balance, January 1		783	707
Incremental costs of obtaining a contract and contract fulfillment costs		535	602
Amortization included in operating costs		(552)	(523)
Impairment charges included in operating costs		—	(3)
Discontinued operations	3	(2)	—
Ending balance, December 31		764	783